Note 8 - Financial Instruments - Investments (Details) - Equity investments [member] - CAD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Total investments	$ 36,861	$ 36,900
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	3,972
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	32,889
Ecobee [member]
Statement Line Items [Line Items]
Total investments	32,889
Ecobee [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Ecobee [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Ecobee [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	32,889
Energy Earth [member]
Statement Line Items [Line Items]
Total investments	3,972
Energy Earth [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Energy Earth [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	3,972
Energy Earth [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments